Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
ZEGA Buy and Hedge ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	1.60%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	(1.20%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	8.35%